Consolidated Statement of Profit or Loss and Comprehensive Loss - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating expenses from railroad and related business [abstract]
Revenue		€ 13,600	€ 2,719	€ 1,977
Revenue		13,600	2,719	1,977
Research and development costs		(34,125)	(18,424)	(16,181)
Management and administration costs		(13,697)	(4,258)	(768)
Other expenses		(9,395)	(7,709)	(8,067)
Total operating expenses		(57,217)	(30,391)	(25,016)
Operating result		(43,617)	(27,672)	(23,039)
Finance income		1,112	88	50
Finance expenses		(30,335)	(19,644)	(195)
Total		(29,223)	(19,556)	(145)
Result before tax		(72,840)	(47,228)	(23,184)
Income tax expense		(249)
Result after taxation		(73,089)	(47,228)	(23,184)
Exchange differences from translation of foreign operations		89	8
Other comprehensive income		89	8
Total comprehensive loss for the year		€ (73,000)	€ (47,220)	€ (23,184)
Basic (and diluted) loss per share	[1],[2]	€ (3.80)	€ (3.57)	€ (3.95)

[1]	For the periods included in these financial statements, the share options are not included in the diluted loss per share calculation as the Company was loss-making in all these periods. Due to the anti-dilutive nature of the outstanding options, basic and diluted loss per share is equal.
[2]	The basic (and diluted) loss per share is adjusted for the 2015 period based on the reverse share split with reference to note 14 regarding the capital reorganization.